UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: DECEMBER 31, 2015

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
CASH MANAGEMENT FUND
December 31, 2015

Principal					Interest
Amount		Security			Rate	*	Value
		U.S. GOVERNMENT AGENCY OBLIGATIONS-51.5%
$3,000	M	Fannie Mae, 4/20/2016			0.19%		$ 2,998,304
		Federal Home Loan Bank:
4,000	M	1/7/2016			0.25		3,999,833
7,000	M	1/14/2016			0.24		6,999,393
1,150	M	1/15/2016			0.13		1,149,944
5,000	M	1/19/2016			0.12		4,999,700
1,400	M	1/22/2016			0.13		1,399,898
3,000	M	1/22/2016			0.18		2,999,685
5,000	M	1/22/2016			0.19		4,999,460
3,000	M	1/25/2016			0.12		2,999,760
5,000	M	1/26/2016			0.25		4,999,132
2,226	M	1/29/2016			0.28		2,225,515
1,469	M	2/5/2016			0.16		1,468,771
3,000	M	2/16/2016			0.19		2,999,271
2,500	M	2/19/2016			0.13		2,499,558
6,000	M	2/22/2016			0.12		5,998,960
5,000	M	Freddie Mac, 3/7/2016			0.43		4,996,057
Total Value of U.S. Government Agency Obligations (cost $57,733,241)							57,733,241
		VARIABLE AND FLOATING RATE NOTES-22.1%
		Federal Farm Credit Bank:
3,000	M	4/20/2016			0.47		3,001,102
3,000	M	8/10/2016			0.26		2,998,231
4,700	M	8/26/2016			0.44		4,698,994
5,000	M	11/15/2016			0.38		5,001,351
1,030	M	12/19/2016			0.39		1,029,248
		Federal Home Loan Bank:
3,000	M	4/20/2016			0.36		3,000,044
5,000	M	7/25/2016			0.41		5,000,000
Total Value of Variable and Floating Rate Notes (cost $24,728,970)							24,728,970
		CORPORATE NOTES-12.5%
5,000	M	Apple, Inc., 3/14/2016		(a)	0.40		4,995,944
5,000	M	Chevron Corp., 2/8/2016		(a)	0.19		4,998,997
4,000	M	Pfizer, Inc., 2/8/2016		(a)	0.21		3,999,113
Total Value of Corporate Notes (cost $13,994,054)							13,994,054
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-10.7%
		U.S. Treasury Bills:
4,000	M	4/28/2016			0.25		3,996,787
8,000	M	5/26/2016			0.37		7,988,157
Total Value of Short-Term U.S. Government Obligations (cost $11,984,944)							11,984,944
Total Value of Investments (cost $108,441,209)**			96.8%				108,441,209
Other Assets, Less Liabilities			3.2				3,572,244
Net Assets			100.0%				$ 112,013,453

*	The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2015.

**	Aggregate cost for federal income tax purposes is the same.

(a)	Security exempt from registration under Section 4(2) of the
Securities Act of 1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the
Securities Act of 1933 and may only be sold to qualified
institutional investors. At December 31, 2015, the Fund held three
Section 4(2) securities with an aggregate value of $13,994,054 representing 12.5% of the Fund's net assets.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$ -	$ 57,733,241	$ -	$ 57,733,241
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	-	24,728,970	-	24,728,970
Corporate Notes	-	13,994,054	-	13,994,054
Short-Term U.S. Government	-
Obligations		11,984,944	-	11,984,944
Total Investments in Securities	$ -	$ 108,441,209	$ -	$ 108,441,209

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LIMITED DURATION HIGH QUALITY BOND FUND
December 31, 2015

Principal
Amount		Security			Value
		CORPORATE BONDS-54.2%
		Agriculture-.6%
$500	M	Cargill, Inc., 6%, 11/27/2017		(a)	$ 536,915
		Automotive-.5%
500	M	Toyota Motor Credit Corp., 2.125%, 7/18/2019			501,151
		Chemicals-.6%
500	M	Dow Chemical Co., 4.25%, 11/15/2020			524,531
		Consumer Durables-1.1%
500	M	Newell Rubbermaid, Inc., 2.875%, 12/1/2019			482,779
500	M	Stanley Black & Decker, Inc., 2.451%, 11/17/2018			502,297
					985,076
		Energy-.5%
450	M	Suncor Energy, Inc., 6.1%, 6/1/2018			484,273
		Financial Services-9.2%
500	M	American Express Co., 7%, 3/19/2018			554,783
500	M	BlackRock, Inc., 5%, 12/10/2019			553,147
500	M	CoBank ACB, 7.875%, 4/16/2018		(a)	559,893
500	M	ERAC USA Finance, LLC, 6.375%, 10/15/2017		(a)	537,161
600	M	Ford Motor Credit Co., LLC, 5%, 5/15/2018			630,588
1,200	M	General Electric Capital Corp., 5.625%, 5/1/2018			1,309,152
750	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018		(a)	832,544
500	M	Key Bank NA, 1.7%, 6/1/2018			496,674
500	M	Protective Life Corp., 7.375%, 10/15/2019			578,881
700	M	Prudential Financial, Inc., 7.375%, 6/15/2019			812,990
750	M	Siemens Financieringsmaatschappij NV, 1.45%, 5/25/2018		(a)	744,416
500	M	UnitedHealth Group, Inc., 2.7%, 7/15/2020			505,560
					8,115,789
		Financials-15.4%
1,400	M	Bank of America Corp., 5.65%, 5/1/2018			1,506,254
700	M	Barclays Bank, PLC, 6.75%, 5/22/2019			796,177
		Citigroup, Inc.:
500	M	6.125%, 11/21/2017			538,839
250	M	8.5%, 5/22/2019			298,784
500	M	Deutsche Bank AG, 1.875%, 2/13/2018			496,002
		Goldman Sachs Group, Inc.:
500	M	6.15%, 4/1/2018			543,245
500	M	5.375%, 3/15/2020			549,791
750	M	JPMorgan Chase & Co., 6%, 1/15/2018			810,279
		Morgan Stanley:
500	M	5.95%, 12/28/2017			537,916
1,000	M	6.625%, 4/1/2018			1,097,106
700	M	National City Bank, 5.25%, 12/15/2016			724,707
1,000	M	Northern Trust Co., 6.5%, 8/15/2018			1,112,858
900	M	Royal Bank of Canada, 1%, 4/27/2017			896,245
500	M	SunTrust Banks, Inc., 6%, 9/11/2017			531,338
800	M	U.S. Bank NA, 2.125%, 10/28/2019			799,830
600	M	UBS AG, 5.875%, 12/20/2017			648,240
900	M	Wachovia Corp., 5.75%, 2/1/2018			972,368
700	M	Visa, Inc., 1.2%, 12/14/2017			699,416
					13,559,395
		Food/Beverage/Tobacco-3.1%
500	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019			579,568
500	M	Diageo Capital, PLC, 5.75%, 10/23/2017			537,052
500	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018			554,189
500	M	PepsiCo, Inc., 5%, 6/1/2018			541,246
500	M	Philip Morris International, Inc., 5.65%, 5/16/2018			545,696
					2,757,751
		Health Care-2.9%
500	M	Biogen, Inc., 6.875%, 3/1/2018			547,986
500	M	Gilead Sciences, Inc., 2.55%, 9/1/2020			500,137
500	M	Laboratory Corp. of America Holdings, 2.2%, 8/23/2017			501,961
800	M	Merck & Co., Inc., 1.3%, 5/18/2018			798,402
250	M	Quest Diagnostics, Inc., 2.7%, 4/1/2019			250,112
					2,598,598
		Industrials-.6%
500	M	PACCAR Financial Corp., 1.45%, 3/9/2018			496,992
		Information Technology-2.8%
700	M	Apple, Inc., 2.1%, 5/6/2019			708,526
750	M	Cisco Systems, Inc., 1.65%, 6/15/2018			753,404
500	M	Hewlett Packard Enterprise Co., 2.85%, 10/5/2018		(a)	500,049
500	M	Oracle Corp., 2.375%, 1/15/2019			507,942
					2,469,921
		Manufacturing-1.9%
250	M	CRH America, Inc., 8.125%, 7/15/2018			284,566
500	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018			552,233
750	M	Tyco Electronics Group SA, 6.55%, 10/1/2017			808,598
					1,645,397
		Media-Broadcasting-.6%
500	M	DirecTV Holdings, LLC, 5.875%, 10/1/2019			558,538
		Media-Diversified-.7%
550	M	McGraw-Hill Financial, Inc., 5.9%, 11/15/2017			583,405
		Metals/Mining-.9%
800	M	Rio Tinto Finance USA, PLC, 1.625%, 8/21/2017			788,834
		Real Estate Investment Trusts-2.8%
700	M	Boston Properties, LP, 5.875%, 10/15/2019			777,691
500	M	ERP Operating, LP, 5.75%, 6/15/2017			528,526
500	M	HCP, Inc., 6.7%, 1/30/2018			543,950
500	M	Simon Property Group, LP, 10.35%, 4/1/2019			613,822
					2,463,989
		Retail-General Merchandise-2.1%
1,000	M	Amazon.com, Inc., 2.6%, 12/5/2019			1,016,605
800	M	McDonald's Corp., 2.1%, 12/7/2018			801,078
					1,817,683
		Telecommunications-1.5%
500	M	AT&T, Inc., 2.45%, 6/30/2020			492,930
800	M	Verizon Communications, Inc., 3.65%, 9/14/2018			837,089
					1,330,019
		Utilities-6.4%
500	M	Arizona Public Service Co., 8.75%, 3/1/2019			594,005
500	M	Consolidated Edison Co., Inc. of New York, 7.125%, 12/1/2018			571,018
500	M	Entergy Gulf States Louisiana, LLC, 6%, 5/1/2018			546,595
175	M	Great River Energy Co., 5.829%, 7/1/2017		(a)	178,851
500	M	Ohio Power Co., 6.05%, 5/1/2018			543,418
500	M	Public Service Electric & Gas Co., 1.8%, 6/1/2019			495,096
724	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022			711,904
500	M	Sempra Energy, 9.8%, 2/15/2019			605,460
700	M	Southern Power Co., 1.85%, 12/1/2017			700,023
700	M	Wisconsin Public Service Corp., 1.65%, 12/4/2018			695,837
					5,642,207
Total Value of Corporate Bonds (cost $49,150,995)					47,860,464
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-16.5%
		Fannie Mae-14.8%
3,618	M	3%, 5/1/2021 - 6/1/2030			3,738,849
7,913	M	3.5%, 10/1/2025 - 12/1/2029		(b)	8,321,504
928	M	4%, 2/1/2024 - 9/1/2024			982,171
					13,042,524
		Freddie Mac-1.7%
402	M	3%, 8/1/2027			413,632
1,023	M	3.5%, 12/1/2025 - 8/1/2026			1,074,045
					1,487,677
Total Value of Residential Mortgage-Backed Securities (cost $14,631,875)					14,530,201
		ASSET BACKED SECURITIES-11.6%
		Fixed Autos-8.7%
		Ford Credit Auto Owner Trust:
581	M	0.79%, 5/15/2018			580,087
409	M	1%, 9/15/2017			408,883
250	M	Ford Credit Floorplan Master Owner Trust, 1.42%, 1/15/2020			248,152
285	M	Harley-Davidson Motorcycle Trust, 1.3%, 3/16/2020			283,557
		Honda Auto Receivables Owner Trust:
960	M	1.31%, 10/15/2020			956,538
480	M	1.46%, 10/15/2020			478,480
950	M	Hyundai Auto Receivables Trust, 1.48%, 6/15/2021			939,828
400	M	Mercedes-Benz Auto Receivables Trust, 1.34%, 12/16/2019			397,968
378	M	Nissan Auto Receivables Owner Trust, 1%, 7/16/2018			377,620
1,425	M	Nissan Master Owner Trust, 1.44%, 2/15/2020			1,415,116
700	M	Toyota Auto Receivables Owner Trust, 1.52%, 6/15/2020			696,429
880	M	Volkswagen Auto Lease Trust, 1.25%, 12/20/2017			871,547
					7,654,205
		Fixed Financials-2.9%
950	M	American Express Credit Account Master Trust, 1.26%, 1/15/2020			948,379
		Chase Issuance Trust:
770	M	1.3%, 2/18/2020			764,661
300	M	1.84%, 4/15/2022			296,570
570	M	Discover Card Execution Note Trust, 1.04%, 4/15/2019			569,812
					2,579,422
Total Value of Asset Backed Securities (cost $10,294,410)					10,233,627
		U.S. GOVERNMENT OBLIGATIONS-8.4%
		U.S. Treasury Notes:
1,680	M	0.375%, 5/31/2016			1,679,541
645	M	0.5%, 6/15/2016			645,025
600	M	0.5%, 11/30/2016			598,488
2,110	M	0.75%, 12/31/2017			2,096,030
650	M	1.25%, 10/31/2018			649,213
1,120	M	1.375%, 4/30/2020			1,105,651
700	M	1.375%, 8/31/2020			688,871
Total Value of U.S. Government Obligations (cost $7,487,613)					7,462,819
		U.S. GOVERNMENT AGENCY OBLIGATIONS-4.6%
		Fannie Mae:
450	M	1.125%, 7/20/2018			448,332
570	M	1.125%, 12/14/2018			565,496
265	M	1.5%, 6/22/2020			261,869
		Federal Home Loan Bank:
500	M	0.5%, 9/28/2016			499,177
1,730	M	0.875%, 5/24/2017			1,727,917
560	M	Freddie Mac, 5.125%, 11/17/2017			601,523
Total Value of U.S. Government Agency Obligations (cost $4,123,824)					4,104,314
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-6.0%
		Federal Home Loan Bank:
2,000	M	0.125%, 1/14/2016			1,999,922
1,600	M	0.2%, 2/9/2016			1,599,616
1,700	M	0.23%, 1/20/2016			1,699,895
Total Value of Short-Term U.S. Government Agency Obligations (cost $5,299,357)					5,299,433
Total Value of Investments (cost $90,988,074)			101.3%		89,490,858
Excess of Liabilities Over Other Assets			(1.3)		(1,139,244)
Net Assets			100.0%		$ 88,351,614

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2015, the Fund held seven 144A securities with an aggregate value of $3,889,829 representing
4.4% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At December 31, 2015, the cost of investments for federal income tax purposes was $90,988,200. Accumulated net unrealized depreciation on investments was $1,497,342, consisting of $16,204 gross unrealized appreciation and $1,513,546 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$47,860,464	$-	$47,860,464
Residential
Mortgage-Backed Securities	-	14,530,201	-	14,530,201
Asset Backed Securities	-	10,233,627	-	10,233,627
U.S. Government Obligations	-	7,462,819	-	7,462,819
U.S. Government Agency
Obligations	-	4,104,314	-	4,104,314
Short-Term U.S Government
Agency Obligations	-	5,299,433	-	5,299,433
Total Investments in Securities*	$-	$89,490,858	$-	$89,490,858

*The Portfolio of Investments provides information on the industry categorization of corporate bonds and asset backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GOVERNMENT FUND
December 31, 2015

Principal
Amount		Security			Value
		RESIDENTIAL MORTGAGE-BACKED SECURITIES-58.2%
		Fannie Mae-34.0%
$25,003	M	3%, 5/1/2023 - 1/1/2045			$ 25,343,660
41,281	M	3.5%, 8/1/2026 - 1/13/2046		(a)	42,782,602
27,594	M	4%, 2/1/2024 - 8/1/2044			29,351,304
8,179	M	4.5%, 11/1/2040 - 1/1/2042			8,936,447
2,921	M	5%, 8/1/2039 - 11/1/2039			3,239,720
2,540	M	5.5%, 7/1/2033 - 10/1/2039			2,858,947
					112,512,680
		Freddie Mac-7.4%
501	M	3%, 6/1/2021			517,758
11,685	M	3.5%, 9/1/2032 - 10/1/2044			12,081,288
9,622	M	4%, 11/1/2040 - 8/1/2044			10,191,468
1,632	M	5%, 8/1/2039			1,827,258
					24,617,772
		Government National Mortgage Association I Program-16.8%
1,781	M	4%, 11/15/2025 - 6/15/2042			1,921,192
12,623	M	4.5%, 9/15/2033 - 6/15/2040			13,776,434
11,682	M	5%, 6/15/2033 - 4/15/2040			13,062,604
10,512	M	5.5%, 3/15/2033 - 10/15/2039			11,954,190
11,231	M	6%, 2/15/2032 - 4/15/2040			13,038,560
1,660	M	7%, 6/15/2023 - 4/15/2034			1,811,081
					55,564,061
Total Value of Residential Mortgage-Backed Securities (cost $189,181,241)					192,694,513
		U.S. GOVERNMENT OBLIGATIONS-15.3%
2,500	M	U.S. Treasury Bonds, 3%, 11/15/2045			2,492,920
		U.S. Treasury Notes:
4,700	M	0.375%, 7/15/2025			4,567,324
3,000	M	1.375%, 8/31/2020			2,952,306
2,350	M	1.375%, 9/30/2020			2,309,655
4,600	M	1.375%, 10/31/2020			4,519,229
5,680	M	1.5%, 5/31/2020			5,631,521
2,600	M	1.625%, 7/31/2020			2,587,811
3,000	M	1.875%, 8/31/2022			2,965,839
5,630	M	2%, 7/31/2022			5,615,593
2,760	M	2%, 2/15/2025			2,698,438
4,600	M	2%, 8/15/2025			4,485,718
3,680	M	2.125%, 12/31/2021			3,712,991
4,600	M	2.25%, 11/15/2024			4,598,381
1,500	M	2.375%, 8/15/2024			1,515,879
Total Value of U.S. Government Obligations (cost $51,260,824)					50,653,605

		U.S. GOVERNMENT AGENCY OBLIGATIONS-11.5%
		Fannie Mae-9.9%
6,000	M	0.875%, 5/21/2018			5,945,850
17,600	M	1.125%, 7/20/2018			17,534,774
1,700	M	1.75%, 11/26/2019			1,709,690
4,300	M	1.875%, 9/18/2018			4,361,937
3,025	M	2.625%, 9/6/2024			3,060,483
					32,612,734
		Freddie Mac-1.6%
5,000	M	3.75%, 3/27/2019			5,355,760
Total Value of U.S. Government Agency Obligations (cost $38,072,143)					37,968,494
		COMMERCIAL MORTGAGE-BACKED SECURITIES-7.9%
		Fannie Mae-6.4%
2,841	M	2.27%, 1/1/2023			2,806,316
1,300	M	2.96%, 11/1/2018			1,335,736
9,121	M	2.996%, 11/1/2022			9,379,186
2,878	M	3.76%, 4/1/2018			2,997,095
4,500	M	3.84%, 5/1/2018			4,701,393
					21,219,726
		Federal Home Loan Mortgage Corporation-1.5%
5,000	M	Multi-Family Structured Pass-Through, 2.13%, 1/25/2019			5,045,765
Total Value of Commercial Mortgage-Backed Securities (cost $26,922,039)					26,265,491
		COLLATERALIZED MORTGAGE OBLIGATIONS-4.9%
		Fannie Mae-4.0%
5,924	M	3%, 2/25/2024			6,074,912
6,638	M	4%, 2/25/2025			7,145,862
					13,220,774
		Freddie Mac-.9%
2,949	M	3%, 8/15/2039			3,035,618
Total Value of Collateralized Mortgage Obligations (cost $16,552,951)					16,256,392
		SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-5.4%
18,000	M	U.S. Treasury Bills, 0.063%, 1/14/2016 (cost $17,999,590)			17,999,496
Total Value of Investments (cost $339,988,788)			103.2%		341,837,991
Excess of Liabilities Over Other Assets			(3.2)		(10,755,675)
Net Assets			100.0%		$ 331,082,316

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

At December 31, 2015, the cost of investments for federal income tax purposes was $340,009,940. Accumulated net unrealized appreciation on investments was 1,828,051, consisting of $4,885,402 gross unrealized appreciation and $3,057,351 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Residential
Mortgage-Backed Securities	$-	$192,694,513	$-	$192,694,513
U.S. Government Obligations	-	50,653,605	-	50,653,605
U.S. Government Agency
Obligations	-	37,968,494	-	37,968,494
Commercial
Mortgage-Backed Securities	-	26,265,491	-	26,265,491
Collateralized Mortgage
Obligations	-	16,256,392	-	16,256,392
Short-Term U.S Government
Agency Obligations	-	17,999,496	-	17,999,496
Total Investments in Securities	$-	$341,837,991	$-	$341,837,991

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INVESTMENT GRADE FUND
December 31, 2015

Principal
Amount		Security		Value
		CORPORATE BONDS-96.2%
		Aerospace/Defense-.7%
$4,000	M	Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)	$ 3,921,876
		Agriculture-.7%
3,310	M	Cargill, Inc., 6%, 11/27/2017	(a)	3,554,374
		Automotive-1.0%
5,000	M	Johnson Controls, Inc., 5%, 3/30/2020		5,354,205
		Chemicals-3.0%
4,000	M	Agrium, Inc., 3.375%, 3/15/2025		3,656,492
3,200	M	CF Industries, Inc., 3.45%, 6/1/2023		2,983,258
4,000	M	Dow Chemical Co., 4.25%, 11/15/2020		4,196,248
5,000	M	LyondellBasell Industries NV, 6%, 11/15/2021		5,619,165
				16,455,163
		Consumer Durables-.8%
		Newell Rubbermaid, Inc.:
2,000	M	2.875%, 12/1/2019		1,931,114
2,300	M	4.7%, 8/15/2020		2,364,122
				4,295,236
		Energy-8.8%
5,000	M	Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	5,360,265
5,000	M	Continental Resources, Inc., 5%, 9/15/2022		3,693,750
3,000	M	DCP Midstream Operating, LP, 2.5%, 12/1/2017		2,704,548
5,000	M	Enbridge Energy Partners, LP, 4.2%, 9/15/2021		4,772,235
5,000	M	Kinder Morgan Energy Partners, LP, 3.45%, 2/15/2023		4,158,625
1,800	M	Marathon Oil Corp., 3.85%, 6/1/2025		1,451,455
5,000	M	Nabors Industries, Inc., 6.15%, 2/15/2018		5,075,900
2,000	M	ONEOK Partners, LP, 3.375%, 10/1/2022		1,624,600
5,800	M	Spectra Energy Capital, LLC, 6.2%, 4/15/2018		6,142,096
3,800	M	Suncor Energy, Inc., 6.1%, 6/1/2018		4,089,416
4,000	M	Valero Energy Corp., 9.375%, 3/15/2019		4,729,056
4,000	M	Weatherford International, LLC, 6.35%, 6/15/2017		3,905,000
				47,706,946
		Financial Services-16.2%
4,000	M	American Express Co., 7%, 3/19/2018		4,438,264
		American International Group, Inc.:
3,700	M	3.75%, 7/10/2025		3,674,196
2,000	M	4.7%, 7/10/2035		1,994,164
4,000	M	Ameriprise Financial, Inc., 5.3%, 3/15/2020		4,438,344
5,400	M	Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		5,619,715
4,300	M	Berkshire Hathaway, Inc., 3.4%, 1/31/2022		4,535,533
4,000	M	CoBank ACB, 7.875%, 4/16/2018	(a)	4,479,144
2,400	M	Compass Bank, 6.4%, 10/1/2017		2,538,830
		ERAC USA Finance, LLC:
3,750	M	4.5%, 8/16/2021	(a)	3,972,754
1,800	M	3.3%, 10/15/2022	(a)	1,773,484
3,000	M	7%, 10/15/2037	(a)	3,667,179
6,200	M	Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		7,308,641
		General Electric Capital Corp.:
6,400	M	4.65%, 10/17/2021		7,091,302
3,400	M	6.75%, 3/15/2032		4,449,590
2,700	M	Harley-Davidson Financial Services, Inc., 2.4%, 9/15/2019	(a)	2,688,684
1,800	M	Harley-Davidson Funding Corp., 6.8%, 6/15/2018	(a)	1,998,104
4,000	M	Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	4,245,700
3,000	M	National City Corp., 6.875%, 5/15/2019		3,391,737
4,550	M	Protective Life Corp., 7.375%, 10/15/2019		5,267,817
3,000	M	Prudential Financial, Inc., 7.375%, 6/15/2019		3,484,242
3,600	M	State Street Corp., 3.55%, 8/18/2025		3,717,662
2,350	M	Wells Fargo Bank NA, 5.85%, 2/1/2037		2,812,976
				87,588,062
		Financials-22.1%
		Bank of America Corp.:
3,250	M	5.65%, 5/1/2018		3,496,662
5,925	M	5%, 5/13/2021		6,481,002
4,625	M	5.875%, 2/7/2042		5,416,990
		Barclays Bank, PLC:
2,000	M	5.125%, 1/8/2020		2,199,678
3,800	M	3.75%, 5/15/2024		3,877,391
3,200	M	Capital One Financial Corp., 3.75%, 4/24/2024		3,226,374
		Citigroup, Inc.:
4,200	M	6.125%, 11/21/2017		4,526,252
2,250	M	8.5%, 5/22/2019		2,689,054
2,000	M	4.5%, 1/14/2022		2,144,962
3,000	M	Deutsche Bank AG, 3.7%, 5/30/2024		2,993,292
		Goldman Sachs Group, Inc.:
2,000	M	5.375%, 3/15/2020		2,199,162
5,900	M	5.75%, 1/24/2022		6,718,289
3,000	M	3.625%, 1/22/2023		3,038,757
7,050	M	6.125%, 2/15/2033		8,281,558
		JPMorgan Chase & Co.:
9,200	M	6%, 1/15/2018		9,939,422
5,000	M	4.5%, 1/24/2022		5,397,330
		Morgan Stanley:
4,050	M	5.95%, 12/28/2017		4,357,120
5,500	M	6.625%, 4/1/2018		6,034,083
6,000	M	5.5%, 7/28/2021		6,730,368
800	M	Standard Chartered, PLC, 3.2%, 4/17/2025	(a)	747,474
4,000	M	SunTrust Banks, Inc., 6%, 9/11/2017		4,250,704
4,000	M	U.S. Bancorp, 3.6%, 9/11/2024		4,069,264
4,000	M	UBS AG, 4.875%, 8/4/2020		4,427,828
5,000	M	Visa, Inc., 3.15%, 12/14/2025		5,012,415
		Wells Fargo & Co.:
2,900	M	4.6%, 4/1/2021		3,163,601
8,600	M	3.45%, 2/13/2023		8,628,354
				120,047,386
		Food/Beverage/Tobacco-5.1%
5,225	M	Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		6,056,491
4,200	M	Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		4,655,183
6,000	M	Ingredion, Inc., 4.625%, 11/1/2020		6,315,636
2,000	M	PepsiCo, Inc., 5%, 6/1/2018		2,164,984
4,000	M	Philip Morris International, Inc., 5.65%, 5/16/2018		4,365,564
4,000	M	SABMiller Holdings, Inc., 3.75%, 1/15/2022	(a)	4,117,252
				27,675,110
		Food/Drug-.8%
4,000	M	CVS Health Corp., 3.875%, 7/20/2025		4,090,256
		Forest Products/Container-1.0%
5,000	M	Rock-Tenn Co., 4.9%, 3/1/2022		5,309,975
		Health Care-3.9%
3,100	M	Biogen, Inc., 6.875%, 3/1/2018		3,397,516
		Express Scripts Holding Co.:
4,050	M	4.75%, 11/15/2021		4,348,218
1,800	M	3.5%, 6/15/2024		1,776,555
4,000	M	Gilead Sciences, Inc., 3.65%, 3/1/2026		4,038,920
4,000	M	Laboratory Corp. of America Holdings, 3.75%, 8/23/2022		4,031,536
4,000	M	Mylan, Inc., 3.125%, 1/15/2023	(a)	3,676,016
				21,268,761
		Information Technology-1.6%
2,500	M	Apple, Inc., 2.5%, 2/9/2025		2,390,125
4,000	M	Hewlett Packard Enterprise Co., 2.85%, 10/5/2018	(a)	4,000,392
500	M	Oracle Corp., 2.95%, 5/15/2025		487,687
1,800	M	Pitney Bowes, Inc., 5.75%, 9/15/2017		1,899,585
				8,777,789
		Manufacturing-2.8%
5,000	M	CRH America, Inc., 8.125%, 7/15/2018		5,691,325
4,000	M	Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		4,417,864
4,550	M	Tyco Electronics Group SA, 6.55%, 10/1/2017		4,905,496
				15,014,685
		Media-Broadcasting-2.6%
1,800	M	ABC, Inc., 8.75%, 8/15/2021		2,328,005
3,950	M	British Sky Broadcasting Group, PLC, 9.5%, 11/15/2018	(a)	4,660,297
4,000	M	Comcast Corp., 4.25%, 1/15/2033		3,937,568
3,000	M	DirecTV Holdings, LLC, 3.8%, 3/15/2022		3,023,106
				13,948,976
		Media-Diversified-1.7%
5,000	M	McGraw-Hill Financial, Inc., 5.9%, 11/15/2017		5,303,685
4,000	M	Time Warner, Inc., 3.6%, 7/15/2025		3,901,684
				9,205,369
		Metals/Mining-4.6%
5,000	M	Alcoa, Inc., 6.15%, 8/15/2020		5,181,250
4,000	M	ArcelorMittal, 6.125%, 6/1/2018		3,680,000
4,000	M	Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)	3,223,896
4,200	M	Newmont Mining Corp., 5.125%, 10/1/2019		4,372,427
5,000	M	Rio Tinto Finance USA, Ltd., 3.75%, 9/20/2021		4,866,335
4,000	M	Vale Overseas, Ltd., 5.625%, 9/15/2019		3,630,000
				24,953,908
		Real Estate Investment Trusts-5.9%
900	M	AvalonBay Communities, Inc., 3.5%, 11/15/2025		893,156
4,000	M	Boston Properties, LP, 5.875%, 10/15/2019		4,443,948
		Digital Realty Trust, LP:
2,700	M	5.25%, 3/15/2021		2,918,786
2,250	M	3.95%, 7/1/2022		2,237,420
3,000	M	ERP Operating, LP, 3.375%, 6/1/2025		2,972,427
4,000	M	HCP, Inc., 5.375%, 2/1/2021		4,360,456
		ProLogis, LP:
2,000	M	3.35%, 2/1/2021		2,027,396
1,125	M	3.75%, 11/1/2025		1,118,243
3,000	M	Simon Property Group, LP, 3.375%, 10/1/2024		3,031,719
4,000	M	Ventas Realty, LP, 4.75%, 6/1/2021		4,264,916
4,000	M	Welltower, Inc., 4%, 6/1/2025		3,942,296
				32,210,763
		Retail-General Merchandise-1.6%
4,000	M	Amazon.com, Inc., 4.8%, 12/5/2034		4,224,504
2,000	M	GAP, Inc., 5.95%, 4/12/2021		2,118,170
2,000	M	Home Depot, Inc., 5.875%, 12/16/2036		2,442,398
				8,785,072
		Telecommunications-1.2%
6,000	M	Verizon Communications, Inc., 5.15%, 9/15/2023		6,606,522
		Transportation-2.5%
4,000	M	Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		4,234,448
4,125	M	GATX Corp., 4.75%, 6/15/2022		4,334,950
3,000	M	Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	3,124,626
1,800	M	Southwest Airlines Co., 2.65%, 11/5/2020		1,792,868
				13,486,892
		Utilities-7.6%
1,800	M	Dominion Resources, Inc., 3.9%, 10/1/2025		1,805,497
3,000	M	Duke Energy Progress, Inc., 4.15%, 12/1/2044		2,938,158
3,000	M	E.ON International Finance BV, 5.8%, 4/30/2018	(a)	3,232,509
3,000	M	Electricite de France SA, 3.625%, 10/13/2025	(a)	2,938,674
3,000	M	Entergy Arkansas, Inc., 4.95%, 12/15/2044		2,964,222
4,000	M	Exelon Generation Co., LLC, 5.2%, 10/1/2019		4,312,816
		Great River Energy Co.:
349	M	5.829%, 7/1/2017	(a)	357,702
3,354	M	4.478%, 7/1/2030	(a)	3,552,161
3,000	M	Ohio Power Co., 5.375%, 10/1/2021		3,343,449
4,550	M	Oklahoma Gas & Electric Co., 4%, 12/15/2044		4,278,342
2,507	M	San Diego Gas & Electric Co., 1.914%, 2/1/2022		2,464,285
4,000	M	Sempra Energy, 9.8%, 2/15/2019		4,843,676
4,000	M	South Carolina Electric & Gas Co., 5.45%, 2/1/2041		4,414,672
				41,446,163
Total Value of Corporate Bonds (cost $530,344,749)				521,703,489
		U.S. GOVERNMENT OBLIGATIONS-2.1%
		U.S. Treasury Bonds:
4,575	M	2.5%, 2/15/2045		4,106,062
4,000	M	3%, 11/15/2044		3,986,720
3,200	M	3%, 5/15/2045		3,186,189
Total Value of U.S. Government Obligations (cost $12,230,400)				11,278,971
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.5%
3,000	M	Federal Home Loan Bank, 0.12%, 1/14/2016 (cost $2,999,870)		2,999,883
Total Value of Investments (cost $545,575,019)		98.8%		535,982,343

Other Assets, Less Liabilities		1.2		6,494,380
Net Assets		100.0%		$ 542,476,723

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2015, the
Fund held twenty one 144A securities with an aggregate value of
$69,292,563 representing 12.8% of the Fund's net assets.

At December 31, 2015, the cost of investments for federal income tax purposes was $545,575,019. Accumulated net unrealized depreciation on investments was $9,592,676, consisting of $7,007,880 gross unrealized appreciation and $16,600,556 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$521,703,489	$-	$521,703,489
U.S. Government Obligations	-	11,278,971	-	11,278,971
Short-Term U.S Government
Agency Obligations	-	2,999,883	-	2,999,883
Total Investments in Securities*	$-	$535,982,343	$-	$535,982,343

*The Portfolio of Investments provides information on the industry categorization of corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
STRATEGIC INCOME FUND
December 31, 2015

Shares or
Principal
Amount		Security		Value
		MUTUAL FUNDS-95.1%
		First Investors Income Funds-90.4%
1,086,926		Floating Rate Fund - Institutional Class Shares		$ 10,217,107
21,628,000		Fund For Income - Institutional Class Shares		50,825,801
1,598,053		Government Fund - Institutional Class Shares		17,147,109
787,733		International Opportunities Bond Fund - Institutional Class Shares		6,695,729
1,781,830		Investment Grade Fund - Institutional Class Shares		16,909,565
1,389,087		Limited Duration High Quality Bond Fund - Institutional Class Shares		13,460,256
720,118		Tax Exempt Income Fund - Institutional Class Shares		7,114,762
				122,370,329
		First Investors Equity Funds-4.7%
700,464		Equity Income Fund - Institutional Class Shares		6,423,252
Total Value of Mutual Funds (cost $137,936,926)				128,793,581
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-4.9%
$6,600	M	Federal Home Loan Bank, 0.12%, 1/14/2016 (cost $6,599,714)		6,599,743
Total Value of Investments (cost $144,536,640)			100.0%	135,393,324
Other Assets, Less Liabilities			.0	53,619
Net Assets			100.0%	$ 135,446,943

At December 31, 2015, the cost of investments for federal income tax purposes was $144,548,564. Accumulated net unrealized depreciation on investments was $9,155,240, consisting of $28 gross unrealized appreciation and $9,155,268 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Mutual Funds
First Investors Income Funds	$122,370,329	$-	$-	$122,370,329
First Investors Equity Funds	6,423,252	-	-	6,423,252
Short-Term U.S Government
Agency Obligations	-	6,599,743		6,599,743
Total Investments in Securities	$128,793,581	$6,599,743	$-	$135,393,324

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL OPPORTUNITIES BOND FUND
December 31, 2015

Principal
Amount			Security			Value
			SOVEREIGN BONDS-76.2%
			Mexico-14.5%
			United Mexican States:
$1,109	M	MXN	7.75%, 11/13/2042			$7,047,943
812	M	MXN	8.5%, 5/31/2029			5,518,996
889	M	MXN	8.5%, 11/18/2038			6,088,050
						18,654,989
			United Kingdom-11.9%
9,280	M	GBP	United Kingdom Gilt, 3.25%, 1/22/2044			15,232,180
			Australia-9.2%
4,605	M	AUD	New South Wales Treasury Corp., 5%, 8/20/2024			3,886,796
			Queensland Treasury Corp.:
3,860	M	AUD	3.25%, 7/21/2026			2,769,183
3,750	M	AUD	4.75%, 7/21/2025			3,039,301
2,515	M	AUD	6%, 7/21/2022			2,165,804
						11,861,084
			Italy-7.3%
6,070	M	EUR	Buoni Poliennali Del Tesoro, 5%, 8/1/2039			9,440,813
			Malaysia-5.5%
			Federation of Malaysia:
14,190	M	MYR	3.48%, 3/15/2023			3,166,774
7,020	M	MYR	3.659%, 10/15/2020			1,649,745
9,545	M	MYR	4.048%, 9/30/2021			2,235,557
						7,052,076
			Portugal-5.4%
			Obrigacoes Do Tesouro:
2,750	M	EUR	4.1%, 4/15/2037			3,267,846
2,780	M	EUR	4.95%, 10/25/2023			3,621,496
						6,889,342
			New Zealand-4.0%
			New Zealand Government Bonds:
2,390	M	NZD	5%, 3/15/2019			1,745,375
4,375	M	NZD	5.5%, 4/15/2023			3,435,544
						5,180,919
			Poland-3.8%
			Republic of Poland:
5,660	M	PLN	3.25%, 7/25/2025			1,485,635
12,050	M	PLN	4%, 10/25/2023			3,331,940
						4,817,575
			Indonesia-3.4%
			Republic of Indonesia:
52,000,000	M	IDR	8.375%, 3/15/2034			3,542,454
10,900,000	M	IDR	9%, 3/15/2029			791,331
						4,333,785
			South Africa-3.3%
			Republic of South Africa:
55,515	M	ZAR	6.5%, 2/28/2041			2,387,694
17,935	M	ZAR	6.75%, 3/31/2021			1,040,285
14,485	M	ZAR	8.75%, 2/28/2048			800,052
						4,228,031
			Brazil-3.2%
			Nota Do Tesouro Nacional:
1	M	BRL	10%, 1/1/2021			107,137
13	M	BRL	10%, 1/1/2023			2,599,751
8	M	BRL	10%, 1/1/2025			1,455,804
						4,162,692
			Hungary-3.2%
			Hungary Government Bond:
940,000	M	HUF	6%, 11/24/2023			3,836,927
69,000	M	HUF	7.5%, 11/12/2020			289,362
						4,126,289
			Spain-1.5%
1,280	M	EUR	Bonos Y Oblig Del Estado, 5.15%, 10/31/2044			1,976,190
Total Value of Sovereign Bonds (cost $117,579,334)						97,955,965
			CORPORATE BONDS-9.9%
			Luxembourg-5.0%
			European Investment Bank:
5,870	M	USD	0.625%, 4/15/2016			5,869,137
515	M	USD	1.125%, 9/15/2017			514,399
						6,383,536
			Australia-1.7%
			Macquarie Group, Ltd.:
1,160	M	USD	1.3289%, 1/31/2017	(a)	(b)	1,161,844
1,030	M	USD	0.9529%, 10/27/2017	(a)	(b)	1,025,642
						2,187,486
			France-1.1%
1,400	M	USD	Dexia Credit Local SA NY, 0.652%, 6/5/2018	(a)	(b)	1,392,405
			Germany-1.0%
1,250	M	USD	Deutsche Bank AG London, 0.9691%, 2/13/2017	(a)		1,242,493
			South Korea-.8%
1,010	M	USD	Export-Import Bank of Korea, 0.9866%, 8/14/2017	(a)	(b)	1,008,807
			New Zealand-.3%
470	M	USD	ANZ New Zealand International, Ltd. of London, 0.8429%, 4/27/2017	(a)	(b)	469,898
Total Value of Corporate Bonds (cost $12,718,197)						12,684,625
			U.S. GOVERNMENT OBLIGATIONS-8.3%
			United States
10,600	M	USD	U.S. Treasury Notes, 0.3442%, 1/31/2017 (cost $10,602,943)	(a)		10,599,883
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-3.1%
			United States
4,000	M	USD	U.S. Treasury Bills, 0.1045%, 1/7/2016 (cost $3,999,930)			3,999,984
Total Value of Investments (cost $144,900,404)			97.5%			125,240,457
Other Assets, Less Liabilities			2.5			3,242,137
Net Assets			100.0%			$128,482,594

(a)	Interest rates are determined and reset periodically. The interest rates above are the rates in effect as December 31, 2015.

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2015, the Fund held five 144A securities with an aggregate value of $5,058,596 representing
3.9% of the Fund's net assets.

Summary of Abbreviations:
AUD	Australian Dollar
BRL	Brazillian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
USD	United States Dollar
ZAR	South African Rand

At December 31, 2015, the cost of investments for federal income tax purposes was $144,900,404. Accumulated net unrealized depreciation on investments was $19,659,947, consisting of $374,036 gross unrealized appreciation and $20,033,983 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Sovereign Bonds
Mexico	$-	$18,654,989	$-	$18,654,989
United Kingdom	-	15,232,180	-	15,232,180
Australia	-	11,861,084	-	11,861,084
Italy	-	9,440,813	-	9,440,813
Malaysia	-	7,052,076	-	7,052,076
Portugal	-	6,889,342	-	6,889,342
New Zealand	-	5,180,919	-	5,180,919
Poland	-	4,817,575	-	4,817,575
Indonesia	-	4,333,785	-	4,333,785
South Africa	-	4,228,031	-	4,228,031
Brazil	-	4,162,692	-	4,162,692
Hungary	-	4,126,289	-	4,126,289
Spain	-	1,976,190	-	1,976,190
Corporate Bonds
Luxembourg	-	6,383,536	-	6,383,536
Australia	-	2,187,486	-	2,187,486
France	-	1,392,405	-	1,392,405
Germany	-	1,242,493	-	1,242,493
South Korea	-	1,008,807	-	1,008,807
New Zealand	-	469,898	-	469,898
U.S. Government Obligations	-	10,599,883	-	10,599,883
Short-Term U.S Government
Obligations	-	3,999,984	-	3,999,984
Total Investments in Securities	$-	$125,240,457	$-	$125,240,457
Other Financial Instruments*	$-	$(373,929)	$-	$(373,929)

*Other financial instruments are foreign exchange contracts and are considered derivative instruments, which are valued at the net unrealized depreciation on the instrument.

During the period ended December 31, 2015, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the  end  of  the  reporting  period.

Portfolio of Investments (unaudited)
FLOATING RATE FUND
December 31, 2015

Principal
Amount		Security		Value
		LOAN PARTICIPATIONS+-83.4%
		Aerospace/Defense-1.3%
$539	M	B/E Aerospace, Inc., 4%, 12/16/2021		$541,252
1,123	M	TransDigm, Inc., 3.75%, 2/28/2020		1,090,967
				1,632,219
		Automotive-3.8%
1,034	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021		1,025,200
1,288	M	FCA US, LLC, 3.5%, 5/24/2017		1,288,308
744	M	KAR Auction Services, Inc., 3.5%, 3/11/2021		744,165
889	M	Key Safety Systems, Inc., 4.75%, 8/29/2021		865,420
673	M	TI Group Automotive Systems, LLC, 4.5%, 6/30/2022		661,530
				4,584,623
		Building Materials-1.4%
449	M	Builders FirstSource, Inc., 6%, 7/29/2022		445,601
498	M	Headwaters, Inc., 4.5%, 3/24/2022		495,635
783	M	USIC Holdings, Inc., 4%, 7/10/2020		743,557
				1,684,793
		Chemicals-3.6%
995	M	A. Schulman, Inc., 4%, 6/1/2022		987,537
305	M	Allnex Luxembourg & Cy SCA, Inc., 4.5%, 10/3/2019		303,676
158	M	Allnex USA, Inc., 4.5%, 10/3/2019		157,563
715	M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020		709,766
969	M	Emerald Performance Materials LLC, 3.5%, 7/30/2021		950,537
672	M	Methanol Holdings Trinidad, Inc., 4.25%, 6/30/2022		611,179
673	M	Univar USA, Inc., 4.25%, 7/1/2022		653,955
				4,374,213
		Consumer Non-Durables-1.6%
549	M	Jarden Corp., 3.1739%, 7/30/2022		548,797
1,229	M	Reynolds Group Holdings, Inc., 4.5%, 12/1/2018		1,218,215
656	M	Spectrum Brands, Inc., 3.5%, 6/23/2022		653,830
				2,420,842
		Energy-1.2%
891	M	Granite Acquisition, Inc., 5%, 12/17/2021		801,499
925	M	Jonah Energy, LLC, 7.5%, 5/12/2021		587,375
				1,388,874
		Financial Services-4.3%
1,728	M	Delos Finance Sarl, 3.5%, 3/6/2021	(a)	1,723,410
980	M	HUB International, Ltd., 4%, 10/2/2020		926,902
1,489	M	RPI Finance, 3.5%, 11/9/2020		1,483,605
495	M	Sedgwick Claims Management Services, Inc., 3.75%, 3/1/2021		477,226
980	M	Sheridan Investment Partners II, LP, 6%, 12/16/2020		563,500
				5,174,643
		Food/Beverage/Tobacco-1.9%
941	M	JBS USA, LLC, 3.75%, 5/25/2018		934,739
736	M	Pinnacle Foods Finance, LLC, 3%, 4/29/2020		726,096
583	M	Post Holdings, Inc., 3.75%, 6/2/2021		583,228
				2,244,063
		Food/Drug-2.6%
625	M	Albertson's, LLC, 5.5%, 12/21/2022	(a)	622,396
625	M	B&G Foods, Inc., 3.75%, 11/2/2022		624,739
1,250	M	Rite Aid Corp., 4.875%, 6/21/2021		1,249,479
663	M	Supervalu, Inc., 4.5%, 3/21/2019		656,492
				3,153,106
		Forest Products/Container-3.7%
788	M	Ardagh Holdings USA, Inc., 4%, 12/17/2019		778,367
		Berry Plastics Group, Inc.:
744	M	3.5%, 2/8/2020		732,035
972	M	4%, 10/3/2022		964,858
492	M	BWAY Holding Co., 5.5%, 8/14/2020		481,721
713	M	Exopack Holdings SA, 4.5%, 5/8/2019		695,589
749	M	Owens-Brockway Glass Container, Inc., 3.75%, 8/12/2022		748,438
				4,401,008
		Gaming/Leisure-6.5%
763	M	24 Hour Fitness Worldwide, Inc., 4.75%, 5/28/2021		707,395
885	M	AMC Entertainment, Inc., 4%, 12/15/2022		885,507
925	M	ClubCorp Club Operations, Inc., 4.25%, 12/15/2022	(a)	923,844
1,021	M	Hilton Worldwide Finance, LLC, 3.5%, 10/26/2020		1,020,305
1,078	M	La Quinta Intermediate Holdings, LLC, 3.75%, 4/14/2021		1,059,335
984	M	Live Nation Entertainment, Inc., 3.5%, 8/17/2020		980,408
165	M	Pinnacle Entertainment, Inc., 3.75%, 8/13/2020		165,131
891	M	Scientific Games International, Inc., 6%, 10/1/2021		818,049
477	M	SeaWorld Parks & Entertainment, Inc., 3%, 5/14/2020		447,347
880	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020		865,029
				7,872,350
		Health Care-9.4%
272	M	Acadia Healthcare Co., Inc., 4.25%, 2/11/2022		272,931
		Community Health Systems, Inc.:
229	M	3.75%, 12/31/2019		223,148
770	M	4%, 1/27/2021		757,023
1,145	M	ConvaTec, Inc., 4.25%, 6/15/2020		1,122,796
572	M	DaVita Health Care Partners, Inc., 3.5%, 6/24/2021		569,411
1,175	M	Envision Healthcare Corp., 4.5%, 10/28/2022		1,170,227
539	M	Grifols Worldwide Operations USA, Inc., 3.4239%, 2/27/2021		533,831
574	M	Kindred Healthcare, Inc., 4.25%, 4/9/2021		546,304
572	M	Mallinckrodt International Finance S. A., 3.5%, 3/19/2021		561,376
246	M	Medpace Holdings, Inc., 4.75%, 4/1/2021		244,647
525	M	MPH Acquisition Holdings, LLC, 3.75%, 3/31/2021		512,703
865	M	NBTY, Inc., 3.5%, 10/1/2017		854,639
418	M	Onex Carestream Health, Inc., 5%, 6/7/2019		375,802
552	M	Select Medical Corp., 5%, 6/1/2018		550,939
499	M	Sterigenics-Nordion Holdings, LLC, 4.25%, 5/16/2022		487,529
1,350	M	Team Health Holdings, Inc., 4.5%, 11/23/2022		1,348,313
		Valeant Pharmaceuticals International , Inc.:
750	M	3.75%, 12/11/2019		726,094
524	M	4%, 4/1/2022		507,474
				11,365,187
		Information Technology-7.2%
2,217	M	Activision Blizzard, Inc., 3.25%, 10/13/2020		2,218,839
571	M	Applied Systems, Inc., 4.25%, 1/25/2021		562,143
331	M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020		325,719
1,750	M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021	(a)	1,736,875
		Dell International, LLC:
707	M	3.75%, 10/29/2018		705,345
290	M	4%, 4/29/2020		288,596
497	M	Kronos, Inc., 4.5%, 10/30/2019		489,569
1,550	M	Match Group, Inc., 5.5%, 11/16/2022		1,538,375
856	M	Zebra Technologies Corp., 4.75%, 10/27/2021		857,765
				8,723,226
		Manufacturing-5.6%
881	M	Brand Energy & Infrastructure Services, Inc., 4.75%, 11/26/2020		831,285
736	M	Filtration Group, Corp., 4.25%, 11/23/2020		718,539
436	M	Gardner Denver, Inc., 4.25%, 7/30/2020		394,917
982	M	Husky Injection Molding System, 4.25%, 6/30/2021		947,190
1,027	M	Mirror BidCo Corp., 4.25%, 12/28/2019		1,016,332
944	M	Onex Wizard Acquisition Co. I Sarl, 4.25%, 3/11/2022		930,991
742	M	Rexnord, LLC, 4%, 8/21/2020		722,926
498	M	Trinseo Materials Operating SCA, 4.5%, 11/5/2021		492,732
760	M	U.S. Farathane, LLC, 6.75%, 12/23/2021		753,350
				6,808,262
		Media-Cable TV-5.2%
1,375	M	CCO Safari III, LLC, 3.5%, 1/23/2023		1,370,989
1,408	M	Cequel Communications, LLC, 3.5%, 2/14/2019		1,387,301
1,025	M	CSC Holdings, LLC, 5%, 10/9/2022		1,026,281
890	M	Gray Television, Inc., 3.75%, 6/13/2021		884,179
1,015	M	Numericable US, LLC, 4.5%, 5/21/2020		980,661
622	M	Raycom TV Broadcasting, LLC, 3.75%, 8/4/2021		619,014
				6,268,425
		Media-Diversified-2.1%
1,200	M	Media General, Inc., 4%, 7/31/2020		1,184,363
612	M	Tribune Media Co., 3.75%, 12/27/2020		604,039
825	M	Virgin Media Investment Holdings, Ltd., 3.5%, 6/30/2023		807,469
				2,595,871
		Metals/Mining-2.4%
587	M	FMG Resources (August 2006) Property, Ltd., 4.25%, 6/30/2019		437,309
712	M	McJunkin Red Man Corp., 4.75%, 11/8/2019		665,566
448	M	Novelis, Inc., 4%, 6/2/2022		428,581
1,893	M	TMS International Corp., 4.5%, 10/16/2020		1,429,419
				2,960,875
		Real Estate Investment Trusts-.8%
987	M	Realogy Group, LLC, 3.75%, 3/5/2020		984,937
		Retail-General Merchandise-7.4%
1,177	M	Dollar Tree, Inc., 3.5%, 7/6/2022		1,175,641
523	M	General Nutrition Centers, Inc., 3.25%, 3/4/2019		509,860
993	M	Hanesbrands, Inc., 3.25%, 4/29/2022		1,003,045
986	M	Hertz Corp., 4%, 3/11/2018		985,014
699	M	Landry's, Inc., 4%, 4/24/2018		696,794
811	M	Michaels Stores, Inc., 4%, 1/28/2020		807,735
882	M	Neiman Marcus, Inc., 4.25%, 10/25/2020		781,928
2,142	M	Party City Holdings, Inc., 4.25%, 8/19/2022		1,118,446
995	M	PetSmart, Inc., 4.25%, 3/11/2022		970,125
840	M	Restaurant Brands, Inc., 3.75%, 12/10/2021		834,089
				8,882,677
		Services-2.9%
560	M	AECOM, 3.75%, 10/15/2021		560,634
828	M	Allied Security Holdings, LLC, 4.25%, 2/12/2021		810,174
973	M	Brickman Group, Ltd., LLC, 4%, 12/18/2020		944,560
704	M	Doosan Infrascore International, Inc., 4.5%, 5/28/2021		697,602
472	M	Monitronics International, Inc., 4.25%, 3/23/2018		455,401
				3,468,371
		Telecommunications-2.0%
1,147	M	CommScope, Inc., 3.8273%, 12/29/2022		1,141,151
		Level 3 Financing, Inc.:
285	M	3.5%, 5/31/2022		280,725
1,000	M	4%, 8/1/2019		999,875
				2,421,751
		Utilities-2.4%
971	M	Calpine Corp., 3.5%, 5/27/2022		937,985
987	M	Dynegy, Inc., 4%, 4/23/2020		953,608
998	M	HD Supply, Inc., 3.75%, 8/13/2021		977,550
				2,869,143
		Waste Management-.6%
782	M	ADS Waste Holdings, Inc., 3.75%, 10/9/2019		758,882
		Wireless Communications-3.1%
1,092	M	GCI Holdings, Inc., 4%, 2/2/2022		1,093,055
1,350	M	Intelsat Jackson Holdings, Ltd., 3.75%, 6/30/2019		1,279,969
1,185	M	Telesat Canada, 3.5%, 3/28/2019		1,176,509
150	M	T -Mobile USA, Inc., 3.5%, 11/9/2022		150,188
				3,699,721
Total Value of Loan Participations (cost $103,612,970)				100,738,062
		CORPORATE BONDS-8.6%
		Automotive-.5%
610	M	American Axle & Manufacturing, Inc., 7.75%, 11/15/2019		677,100
		Consumer Non-Durables-.8%
500	M	Hanesbrands, Inc., 6.375%, 12/15/2020		517,625
400	M	Reynolds Group Issuer, Inc., 7.125%, 4/15/2019		408,000
				925,625
		Financials-.5%
626	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019	(b)	601,555
		Forest Products/Containers-.4%
500	M	CROWN Americas, LLC, 6.25%, 2/1/2021		516,875
		Gaming/Leisure-.3%
325	M	Live Nation Entertainment, Inc., 7%, 9/1/2020	(b)	338,000
		Health Care-.9%
75	M	Community Health Systems, Inc., 8%, 11/15/2019		75,937
500	M	Endo Finance, LLC, 7.75%, 1/15/2022	(b)	513,750
450	M	Molina Healthcare, Inc., 5.375%, 11/15/2022	(b)	451,125
				1,040,812
		Media-Broadcasting-.4%
550	M	Sinclair Television Group, Inc., 6.375%, 11/1/2021		569,250
		Media-Cable TV-1.0%
550	M	Cablevision Systems Corp., 8.625%, 9/15/2017		580,250
550	M	CCO Holdings, LLC, 6.5%, 4/30/2021		573,031
				1,153,281
		Metals/Mining-1.7%
750	M	Kaiser Aluminum Corp., 8.25%, 6/1/2020		787,500
750	M	Novelis, Inc., 8.375%, 12/15/2017		733,125
550	M	Steel Dynamics, Inc., 6.125%, 8/15/2019		556,875
				2,077,500
		Telecommunications-.6%
250	M	Frontier Communications Corp., 8.875%, 9/15/2020	(b)	253,750
225	M	Wind Acquisition Finance SA, 4.75%, 7/15/2020	(b)	223,313
300	M	Windstream Services, LLC, 7.75%, 10/15/2020		253,875
				730,938
		Utilities-.3%
305	M	Calpine Corp., 6%, 1/15/2022	(b)	316,343
		Wireless Communications-1.2%
850	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020		885,692
518	M	UPCB Finance V, Ltd., 7.25%, 11/15/2021	(b)	551,784
				1,437,476
Total Value of Corporate Bonds (cost $10,756,319)				10,384,755
		VARIABLE AND FLOATING RATE NOTES-.7%
		Utilities
855	M	AES Corp., 3.3244%, 6/1/2019 (cost $858,116)	+	786,600
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-6.6%
8,000	M	Federal Home Loan Bank, 0.12%, 1/14/2016 (cost $7,999,653)		7,999,688
Total Value of Investments (cost $123,227,058)		99.3%		119,909,105
Other Assets, Less Liabilities		.7		820,538
Net Assets		100.0%		$120,729,643

+	The interest rates shown on variable and floating rate notes are adjusted periodically; the rates shown are the rates in effect at December 31, 2015.

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2015, the Fund held eight 144A securities with an aggregate value of $3,249,620 representing 2.7% of the Fund's net assets.

At December 31, 2015, the cost of investments for federal income tax purposes was $123,227,058. Accumulated net unrealized depreciation on investments was $3,317,953, consisting of $156,841 gross unrealized appreciation and $3,474,794 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Loan Participations	$-	$100,738,062	$-	$100,738,062
Corporate Bonds	-	11,171,355	-	11,171,355
Variable and Floating Rate Notes	-	7,999,688	-	7,999,688
Total Investments in Securities*	$-	$119,909,105	$-	$119,909,105

* The Portfolio of Investments provides information on the industry categorization of loan participations, corporate bonds and variable and floating rate notes.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
FUND FOR INCOME
December 31, 2015

Principal
Amount		Security		Value
		CORPORATE BONDS-88.4%
		Aerospace/Defense-.8%
		Meccanica Holdings USA, Inc.:
$3,725	M	6.25%, 7/15/2019	(a)	$4,032,312
900	M	7.375%, 7/15/2039	(a)	951,750
				4,984,062
		Automotive-4.8%
		American Axle & Manufacturing, Inc.:
3,400	M	6.25%, 3/15/2021		3,531,750
1,175	M	6.625%, 10/15/2022		1,233,750
		Asbury Automotive Group, Inc.:
1,275	M	6%, 12/15/2024		1,322,813
450	M	6%, 12/15/2024	(a)	466,875
1,950	M	Dana Holding Corp., 6%, 9/15/2023		1,964,625
		Fiat Chrysler Automobiles NV:
925	M	4.5%, 4/15/2020		941,187
875	M	5.25%, 4/15/2023		864,063
1,725	M	General Motors Co., 4.875%, 10/2/2023		1,772,712
3,300	M	Gestamp Funding Luxembourg SA, 5.625%, 5/31/2020	(a)	3,379,200
		Group 1 Automotive, Inc.:
2,375	M	5%, 6/1/2022		2,363,125
1,425	M	5.25%, 12/15/2023	(a)	1,417,875
1,600	M	Hertz Corp., 6.75%, 4/15/2019		1,638,400
3,650	M	LKQ Corp., 4.75%, 5/15/2023		3,440,125
3,050	M	Omega U.S. Sub, LLC, 8.75%, 7/15/2023	(a)	2,828,875
500	M	Oshkosh Corp., 5.375%, 3/1/2022		502,500
2,050	M	Schaeffler Finance BV, 4.75%, 5/15/2021	(a)	2,070,500
		ZF North America Capital, Inc.:
550	M	4%, 4/29/2020	(a)	556,600
1,225	M	4.5%, 4/29/2022	(a)	1,202,031
				31,497,006
		Building Materials-1.4%
		Building Materials Corp.:
2,750	M	5.375%, 11/15/2024	(a)	2,756,875
1,175	M	6%, 10/15/2025	(a)	1,204,375
		Cemex SAB de CV:
1,350	M	9.5%, 6/15/2018	(a)	1,444,500
1,825	M	5.7%, 1/11/2025	(a)	1,530,719
2,575	M	Griffon Corp., 5.25%, 3/1/2022		2,465,562
				9,402,031
		Chemicals-1.8%
		Blue Cube Spinco, Inc.:
850	M	9.75%, 10/15/2023	(a)	921,187
975	M	10%, 10/15/2025	(a)	1,077,375
1,600	M	Huntsman International, LLC, 4.875%, 11/15/2020		1,468,000
1,675	M	PolyOne Corp., 5.25%, 3/15/2023		1,641,500
900	M	Rayonier AM Products, Inc., 5.5%, 6/1/2024	(a)	715,500
2,075	M	TPC Group, Inc., 8.75%, 12/15/2020	(a)	1,359,125
750	M	Trinseo SA, 6.75%, 5/1/2022	(a)	740,625
2,575	M	Univar USA, Inc., 6.75%, 7/15/2023	(a)	2,356,125
		W.R. Grace & Co.:
1,250	M	5.125%, 10/1/2021	(a)	1,265,625
525	M	5.625%, 10/1/2024	(a)	532,219
				12,077,281
		Consumer Non-Durables-2.7%
2,925	M	Levi Strauss & Co., 6.875%, 5/1/2022		3,144,375
		Reynolds Group Issuer, Inc.:
400	M	7.125%, 4/15/2019		408,000
6,550	M	5.75%, 10/15/2020		6,678,970
875	M	Scotts Miracle-Gro Co., 6%, 10/15/2023	(a)	916,563
		Spectrum Brands Escrow Corp.:
1,375	M	6.375%, 11/15/2020		1,467,813
1,480	M	6.625%, 11/15/2022		1,568,800
3,200	M	Wolverine World Wide, Inc., 6.125%, 10/15/2020		3,344,000
				17,528,521
		Energy-6.8%
		AmeriGas Finance, LLC:
750	M	6.75%, 5/20/2020		733,125
1,250	M	7%, 5/20/2022		1,215,625
		Antero Resources Finance Corp.:
675	M	6%, 12/1/2020		567,000
950	M	5.375%, 11/1/2021		764,750
1,750	M	Blue Racer Midstream, LLC, 6.125%, 11/15/2022	(a)	1,216,250
		Calumet Specialty Products Partners, LP:
1,625	M	6.5%, 4/15/2021		1,421,875
525	M	7.625%, 1/15/2022		448,875
2,275	M	7.75%, 4/15/2023	(a)	1,945,125
		CONSOL Energy, Inc.:
1,777	M	8.25%, 4/1/2020		1,350,520
1,300	M	5.875%, 4/15/2022		812,500
950	M	Crestwood Midstream Partners, LP, 6.25%, 4/1/2023	(a)	667,375
1,800	M	Eclipse Resources Corp., 8.875%, 7/15/2023	(a)	868,500
1,350	M	Exterran Partners, LP, 6%, 10/1/2022		1,107,000
1,275	M	Ferrellgas, LP, 6.75%, 6/15/2023	(a)	1,045,500
1,850	M	Forum Energy Technologies, Inc., 6.25%, 10/1/2021		1,544,750
		Genesis Energy, LP:
1,400	M	6.75%, 8/1/2022		1,197,000
1,050	M	6%, 5/15/2023		845,250
2,125	M	Gibson Energy, Inc., 6.75%, 7/15/2021	(a)	2,045,312
1,625	M	Hilcorp Energy I, 5.75%, 10/1/2025	(a)	1,421,875
425	M	Kinder Morgan Finance Co., LLC, 6%, 1/15/2018	(a)	428,713
1,900	M	Laredo Petroleum, Inc., 5.625%, 1/15/2022		1,662,500
1,400	M	Matador Resources Co., 6.875%, 4/15/2023		1,309,000
3,025	M	Memorial Production Partners, LP, 7.625%, 5/1/2021		922,625
		MPLX LP:
800	M	4.5%, 7/15/2023	(a)	719,760
1,500	M	4.875%, 12/1/2024	(a)	1,353,750
313	M	4.875%, 6/1/2025	(a)	281,700
		NuStar Logistics, LP:
325	M	4.8%, 9/1/2020		294,125
1,375	M	6.75%, 2/1/2021		1,299,375
2,250	M	Rex Energy Corp., 6.25%, 8/1/2022		461,250
750	M	Rice Energy, Inc., 7.25%, 5/1/2023	(a)	551,250
		Sabine Pass Liquefaction, LLC:
3,425	M	6.25%, 3/15/2022		3,185,250
1,375	M	5.625%, 4/15/2023		1,213,438
3,900	M	5.75%, 5/15/2024		3,412,500
1,725	M	5.625%, 3/1/2025	(a)	1,466,250
		SM Energy Co.:
1,175	M	6.5%, 11/15/2021		881,250
850	M	5.625%, 6/1/2025		563,125
433	M	Suburban Propane Partners, LP, 7.375%, 8/1/2021		417,845
675	M	Tesoro Logistics, LP, 6.25%, 10/15/2022	(a)	642,938
2,875	M	Unit Corp., 6.625%, 5/15/2021		2,084,375
				44,369,226
		Financials-5.1%
		Ally Financial, Inc.:
725	M	5.75%, 11/20/2025		735,875
3,650	M	6.25%, 12/1/2017		3,837,062
1,350	M	4.75%, 9/10/2018		1,385,438
3,025	M	8%, 12/31/2018		3,319,937
275	M	8%, 3/15/2020		314,188
1,375	M	8%, 11/1/2031		1,593,281
1,200	M	Argos Merger Sub, Inc., 7.125%, 3/15/2023	(a)	1,192,800
4,266	M	Consolidated Energy Finance SA, 6.75%, 10/15/2019	(a)	4,099,413
		General Motors Financial Co., Inc.:
575	M	3.25%, 5/15/2018		578,204
1,125	M	4.375%, 9/25/2021		1,142,243
800	M	4.25%, 5/15/2023		792,550
		International Lease Finance Corp.:
2,900	M	8.75%, 3/15/2017		3,095,750
7,400	M	8.25%, 12/15/2020		8,769,000
975	M	Nielsen Co., (Luxembourg) Sarl, 5.5%, 10/1/2021	(a)	1,003,031
1,650	M	Quicken Loans, Inc., 5.75%, 5/1/2025	(a)	1,577,813
				33,436,585
		Food/Beverage/Tobacco-2.4%
1,500	M	Barry Callebaut Services SA, 5.5%, 6/15/2023	(a)	1,579,125
		Constellation Brands, Inc.:
525	M	4.25%, 5/1/2023		526,312
900	M	4.75%, 11/15/2024		920,250
200	M	4.75%, 12/1/2025		204,250
900	M	Dean Foods Co., 6.5%, 3/15/2023	(a)	938,250
		JBS Investments GmbH:
1,000	M	7.75%, 10/28/2020	(a)	965,000
1,575	M	7.25%, 4/3/2024	(a)	1,437,187
		JBS USA, LLC:
1,150	M	7.25%, 6/1/2021	(a)	1,147,125
1,100	M	5.875%, 7/15/2024	(a)	1,001,000
1,525	M	5.75%, 6/15/2025	(a)	1,334,375
725	M	Pilgrim's Pride Corp., 5.75%, 3/15/2025	(a)	706,875
1,875	M	Post Holdings, Inc., 7.75%, 3/15/2024	(a)	1,968,750
400	M	Smithfield Foods, Inc., 6.625%, 8/15/2022		416,500
2,587	M	Sun Merger Sub, Inc., 5.875%, 8/1/2021	(a)	2,671,078
				15,816,077
		Food/Drug-.5%
3,175	M	Rite Aid Corp., 6.125%, 4/1/2023	(a)	3,298,031
		Forest Products/Containers-4.5%
2,175	M	Ardagh Packaging Finance, PLC, 6%, 6/30/2021	(a)	2,039,062
		Ball Corp.:
1,775	M	5.25%, 7/1/2025		1,821,594
1,050	M	4.375%, 12/15/2020		1,068,375
3,650	M	Berry Plastics Group, 5.125%, 7/15/2023		3,558,750
		CROWN Americas, LLC:
650	M	6.25%, 2/1/2021		671,937
1,400	M	4.5%, 1/15/2023		1,375,500
1,100	M	Graphic Packaging International, Inc., 4.875%, 11/15/2022		1,116,500
2,675	M	Greif, Inc., 7.75%, 8/1/2019		2,969,250
		Mercer International, Inc.:
300	M	7%, 12/1/2019		302,250
1,400	M	7.75%, 12/1/2022		1,421,000
		Owens-Brockway Glass Container, Inc.:
450	M	5%, 1/15/2022	(a)	441,563
625	M	5.875%, 8/15/2023	(a)	635,547
1,875	M	5.375%, 1/15/2025	(a)	1,839,844
450	M	6.375%, 8/15/2025	(a)	463,219
1,350	M	Resolute Forest Products, Inc., 5.875%, 5/15/2023		988,875
		Sealed Air Corp.:
2,300	M	6.5%, 12/1/2020	(a)	2,547,250
875	M	4.875%, 12/1/2022	(a)	880,469
2,025	M	5.25%, 4/1/2023	(a)	2,075,625
3,425	M	Silgan Holdings, Inc., 5%, 4/1/2020		3,502,063
				29,718,673
		Gaming/Leisure-5.1%
2,800	M	24 Hour Holdings III, LLC, 8%, 6/1/2022	(a)	2,289,000
1,625	M	AMC Entertainment, Inc., 5.75%, 6/15/2025		1,637,187
2,675	M	ClubCorp Club Operations, Inc., 8.25%, 12/15/2023	(a)	2,634,875
2,750	M	GLP Capital, LP, 4.875%, 11/1/2020		2,708,750
1,350	M	Hilton Worldwide Finance, LLC, 5.625%, 10/15/2021		1,405,687
		International Game Technology, PLC:
900	M	5.625%, 2/15/2020	(a)	891,000
900	M	6.25%, 2/15/2022	(a)	846,000
1,350	M	6.5%, 2/15/2025	(a)	1,191,375
4,650	M	Live Nation Entertainment, Inc., 7%, 9/1/2020	(a)	4,836,000
1,475	M	National CineMedia, LLC, 7.875%, 7/15/2021		1,541,375
		NCL Corp., Ltd.:
1,900	M	5.25%, 11/15/2019	(a)	1,951,072
1,800	M	4.625%, 11/15/2020	(a)	1,771,596
1,450	M	Regal Entertainment Group, 5.75%, 3/15/2022		1,455,438
1,650	M	Royal Caribbean Cruises, Ltd., 5.25%, 11/15/2022		1,699,500
2,400	M	Scientific Games International, Inc., 6.625%, 5/15/2021		1,140,000
4,125	M	Six Flags Entertainment Corp., 5.25%, 1/15/2021	(a)	4,197,188
1,000	M	Viking Cruises, Ltd., 6.25%, 5/15/2025	(a)	825,000
				33,021,043
		Health Care-11.0%
		Community Health Systems, Inc.:
1,275	M	5.125%, 8/15/2018		1,287,750
800	M	8%, 11/15/2019		810,000
4,325	M	7.125%, 7/15/2020		4,330,406
		DaVita HealthCare Partners, Inc.:
1,775	M	5.125%, 7/15/2024		1,778,328
775	M	5%, 5/1/2025		749,812
		Endo Finance, LLC:
2,175	M	5.75%, 1/15/2022	(a)	2,120,625
5,200	M	7.75%, 1/15/2022	(a)	5,343,000
1,575	M	6%, 7/15/2023	(a)	1,575,000
375	M	6%, 2/1/2025	(a)	371,250
		Fresenius Medical Care U.S. Finance II, Inc.:
1,150	M	5.625%, 7/31/2019	(a)	1,243,437
575	M	4.125%, 10/15/2020	(a)	583,625
675	M	4.75%, 10/15/2024	(a)	661,500
		HCA, Inc.:
2,075	M	8%, 10/1/2018		2,329,187
4,350	M	6.5%, 2/15/2020		4,750,200
1,225	M	6.25%, 2/15/2021		1,301,562
400	M	7.5%, 2/15/2022		445,000
375	M	5.375%, 2/1/2025		370,781
2,100	M	5.875%, 2/15/2026		2,113,125
		HealthSouth Corp.:
593	M	7.75%, 9/15/2022		619,685
1,150	M	5.125%, 3/15/2023		1,106,875
650	M	5.75%, 11/1/2024	(a)	623,187
675	M	5.75%, 11/1/2024		647,156
1,075	M	5.75%, 9/15/2025	(a)	1,005,125
2,900	M	IMS Health, Inc., 6%, 11/1/2020	(a)	2,994,250
1,150	M	Jaguar Holding Co., II, 6.375%, 8/1/2023	(a)	1,124,125
2,200	M	Kindred Healthcare, Inc., 8.75%, 1/15/2023		2,032,250
		LifePoint Health, Inc.:
2,000	M	5.5%, 12/1/2021		2,040,000
725	M	5.875%, 12/1/2023		737,688
		Mallinckrodt Finance SB:
775	M	4.875%, 4/15/2020	(a)	749,813
1,525	M	5.75%, 8/1/2022	(a)	1,471,625
550	M	5.5%, 4/15/2025	(a)	508,750
2,300	M	Molina Healthcare, Inc., 5.375%, 11/15/2022	(a)	2,305,750
800	M	NBTY, Inc., 9%, 10/1/2018		811,912
725	M	Team Health, Inc., 7.25%, 12/15/2023	(a)	752,188
		Tenet Healthcare Corp.:
3,450	M	6.75%, 2/1/2020		3,294,750
2,275	M	6%, 10/1/2020		2,405,813
675	M	Universal Hospital Services, Inc., 7.625%, 8/15/2020		637,031
		Valeant Pharmaceuticals International, Inc.:
2,025	M	6.75%, 8/15/2018	(a)	2,016,900
5,200	M	6.375%, 10/15/2020	(a)	5,044,000
1,100	M	5.625%, 12/1/2021	(a)	1,017,500
1,150	M	6.125%, 4/15/2025	(a)	1,029,250
4,225	M	WellCare Health Plans, Inc., 5.75%, 11/15/2020		4,367,594
				71,507,805
		Information Technology-4.4%
1,075	M	Activision Blizzard, Inc., 5.625%, 9/15/2021	(a)	1,128,750
1,000	M	Anixter, Inc., 5.125%, 10/1/2021		1,003,750
		Audatex North America, Inc.:
4,125	M	6%, 6/15/2021	(a)	4,171,406
4,175	M	6.125%, 11/1/2023	(a)	4,216,750
2,492	M	Belden, Inc., 5.5%, 9/1/2022	(a)	2,411,010
1,725	M	CEB, Inc., 5.625%, 6/15/2023	(a)	1,716,375
2,200	M	CommScope Technologies Finance, LLC, 6%, 6/15/2025	(a)	2,123,000
2,425	M	CoreLogic, Inc., 7.25%, 6/1/2021		2,534,125
2,000	M	Equinix, Inc., 5.875%, 1/15/2026		2,065,000
2,425	M	IAC/InterActiveCorp, 4.875%, 11/30/2018		2,440,156
600	M	IHS, Inc., 5%, 11/1/2022		609,750
1,850	M	Match Group, Inc., 6.75%, 12/15/2022	(a)	1,840,750
350	M	Micron Technology, Inc., 5.875%, 2/15/2022		341,688
950	M	MSCI, Inc., 5.75%, 8/15/2025	(a)	976,125
1,300	M	Open Text Corp., 5.625%, 1/15/2023	(a)	1,290,250
				28,868,885
		Manufacturing-3.1%
2,300	M	Amkor Technology, Inc., 6.375%, 10/1/2022		2,245,375
800	M	ATS Automation Tooling Systems, Inc., 6.5%, 6/15/2023	(a)	812,000
2,775	M	Brand Energy & Infrastructure Services, Inc., 8.5%, 12/1/2021	(a)	2,400,375
3,850	M	Case New Holland, Inc., 7.875%, 12/1/2017		4,090,625
2,450	M	Dematic SA, 7.75%, 12/15/2020	(a)	2,474,500
		EDP Finance BV:
1,650	M	6%, 2/2/2018	(a)	1,737,653
200	M	5.25%, 1/14/2021	(a)	207,219
2,725	M	H&E Equipment Services, Inc., 7%, 9/1/2022		2,684,125
550	M	Rexel SA, 5.25%, 6/15/2020	(a)	569,250
825	M	Sensata Technologies BV, 5%, 10/1/2025	(a)	808,500
1,925	M	Sensata Technologies U.K. Financing Co., 6.25%, 2/15/2026	(a)	2,006,813
				20,036,435
		Media-Broadcasting-2.3%
		Belo Corp.:
725	M	7.75%, 6/1/2027		768,500
150	M	7.25%, 9/15/2027		153,000
3,175	M	Nexstar Broadcasting, Inc., 6.875%, 11/15/2020		3,258,344
		Sinclair Television Group, Inc.:
4,075	M	5.375%, 4/1/2021		4,100,469
925	M	6.375%, 11/1/2021		957,375
		Sirius XM Radio, Inc.:
3,750	M	5.75%, 8/1/2021	(a)	3,876,563
625	M	6%, 7/15/2024	(a)	654,688
1,300	M	5.375%, 4/15/2025	(a)	1,311,375
				15,080,314
		Media-Cable TV-8.8%
		Altice Financing SA:
275	M	7.875%, 12/15/2019	(a)	286,688
2,225	M	6.625%, 2/15/2023	(a)	2,202,750
275	M	7.625%, 2/15/2025	(a)	255,062
725	M	Altice Finco SA, 8.125%, 1/15/2024	(a)	703,250
		Altice SA:
275	M	7.625%, 2/15/2025	(a)	237,875
1,700	M	7.75%, 7/15/2025	(a)	1,559,750
1,150	M	Cable One, Inc., 5.75%, 6/15/2022	(a)	1,147,125
3,100	M	Cablevision Systems Corp., 7.75%, 4/15/2018		3,231,750
		CCO Holdings, LLC:
1,027	M	7%, 1/15/2019		1,050,108
650	M	5.25%, 3/15/2021		676,813
550	M	6.5%, 4/30/2021		573,031
2,575	M	5.125%, 2/15/2023		2,584,656
2,075	M	5.875%, 5/1/2027	(a)	2,069,813
4,400	M	Cequel Communications Holdings I, LLC, 6.375%, 9/15/2020	(a)	4,317,500
		Clear Channel Worldwide Holdings, Inc.:
200	M	7.625%, 3/15/2020 - Series "A"		182,750
4,300	M	7.625%, 3/15/2020 - Series "B"		3,988,250
1,775	M	6.5%, 11/15/2022 - Series "A"		1,737,281
1,025	M	6.5%, 11/15/2022 - Series "B"		992,969
		DISH DBS Corp.:
5,050	M	7.875%, 9/1/2019		5,504,500
950	M	5%, 3/15/2023		826,500
1,750	M	5.875%, 11/15/2024		1,561,875
3,025	M	Gray Television, Inc., 7.5%, 10/1/2020		3,119,531
5,650	M	Harron Communications, LP, 9.125%, 4/1/2020	(a)	5,996,062
3,425	M	Lynx II Corp., 6.375%, 4/15/2023	(a)	3,489,219
		Midcontinent Communications & Finance Corp.:
2,250	M	6.25%, 8/1/2021	(a)	2,283,750
1,675	M	6.875%, 8/15/2023	(a)	1,704,313
		Numericable Group SA:
2,975	M	6%, 5/15/2022	(a)	2,893,188
1,225	M	6.25%, 5/15/2024	(a)	1,185,188
1,000	M	VTR Finance BV, 6.875%, 1/15/2024	(a)	922,500
				57,284,047
		Media-Diversified-.7%
1,700	M	Gannett Co., Inc., 5.125%, 7/15/2020		1,768,000
2,775	M	Tribune Media Co., 5.875%, 7/15/2022	(a)	2,781,937
				4,549,937
		Metals/Mining-3.6%
		Alcoa, Inc.:
4,225	M	6.15%, 8/15/2020		4,378,156
800	M	5.125%, 10/1/2024		732,000
		Aleris International, Inc.:
689	M	7.625%, 2/15/2018		589,095
3,340	M	7.875%, 11/1/2020		2,561,780
		ArcelorMittal:
1,275	M	6.125%, 6/1/2018		1,173,000
1,681	M	10.85%, 6/1/2019		1,584,342
750	M	6.25%, 8/5/2020		602,813
525	M	6.5%, 3/1/2021		425,192
975	M	Commercial Metals Co., 4.875%, 5/15/2023		814,125
5,025	M	JMC Steel Group, 8.25%, 3/15/2018	(a)	3,369,865
1,625	M	Kaiser Aluminum Corp., 8.25%, 6/1/2020		1,706,250
		Novelis, Inc.:
2,050	M	8.375%, 12/15/2017		2,003,875
1,200	M	8.75%, 12/15/2020		1,107,000
		Steel Dynamics, Inc.:
1,325	M	5.125%, 10/1/2021		1,232,250
675	M	6.375%, 8/15/2022		651,375
1,000	M	5.5%, 10/1/2024		915,000
				23,846,118
		Real Estate-2.0%
		Communications Sales & Leasing, Inc.:
575	M	6%, 4/15/2023	(a)	544,812
1,125	M	8.25%, 10/15/2023		956,250
1,725	M	Dupont Fabros Technology, LP, 5.625%, 6/15/2023		1,746,562
		Geo Group, Inc.:
1,450	M	5.875%, 1/15/2022		1,435,500
400	M	5.125%, 4/1/2023		381,000
950	M	5.875%, 10/15/2024		926,250
		Iron Mountain, Inc.:
3,225	M	5.75%, 8/15/2024		3,124,219
2,925	M	6%, 8/15/2023		3,038,344
875	M	Lennar Corp., 4.875%, 12/15/2023		875,000
				13,027,937
		Retail-General Merchandise-1.9%
3,575	M	Jo-Ann Stores, Inc., 8.125%, 3/15/2019	(a)	2,877,875
1,700	M	L Brands, Inc., 6.875%, 11/1/2035	(a)	1,753,125
		Limited Brands, Inc.:
950	M	6.9%, 7/15/2017		1,018,875
2,425	M	8.5%, 6/15/2019		2,831,187
2,025	M	Netflix, Inc., 5.5%, 2/15/2022	(a)	2,085,750
1,050	M	Party City Holdings, Inc., 6.125%, 8/15/2023	(a)	1,023,750
700	M	Sally Beauty Holdings, Inc., 5.625%, 12/1/2025		710,500
				12,301,062
		Services-2.3%
		ADT Corp.:
4,050	M	3.5%, 7/15/2022		3,645,000
400	M	4.125%, 6/15/2023		376,000
		AECOM:
1,025	M	5.75%, 10/15/2022		1,059,594
1,650	M	5.875%, 10/15/2024		1,689,187
825	M	Aramark Services, Inc., 5.125%, 1/15/2024	(a)	842,531
1,525	M	Ashtead Capital, Inc., 6.5%, 7/15/2022	(a)	1,597,437
1,725	M	Monitronics International, Inc., 9.125%, 4/1/2020		1,375,688
2,300	M	Reliance Intermediate Holdings, LP, 6.5%, 4/1/2023	(a)	2,403,500
1,900	M	Safway Group Holding, LLC, 7%, 5/15/2018	(a)	1,904,750
				14,893,687
		Telecommunications-4.0%
		CenturyLink, Inc.:
400	M	6.45%, 6/15/2021		392,000
4,475	M	5.8%, 3/15/2022		4,118,119
1,250	M	6.75%, 12/1/2023		1,176,562
1,400	M	Citizens Communications Co., 9%, 8/15/2031		1,183,000
		Frontier Communications Corp.:
525	M	7.125%, 1/15/2023		455,438
3,225	M	11%, 9/15/2025	(a)	3,200,812
1,350	M	GCI, Inc., 6.75%, 6/1/2021		1,377,000
1,550	M	Inmarsat Finance, PLC, 4.875%, 5/15/2022	(a)	1,515,125
		Sprint Capital Corp.:
1,300	M	6.9%, 5/1/2019		1,066,000
2,125	M	6.875%, 11/15/2028		1,487,500
		Wind Acquisition Finance SA:
2,000	M	4.75%, 7/15/2020	(a)	1,985,000
4,975	M	7.375%, 4/23/2021	(a)	4,713,812
		Windstream Services, LLC:
2,050	M	7.75%, 10/15/2020		1,734,812
1,925	M	7.5%, 6/1/2022		1,484,656
				25,889,836
		Transportation-1.1%
		Aircastle, Ltd.:
550	M	4.625%, 12/15/2018		563,750
2,162	M	6.25%, 12/1/2019		2,329,555
700	M	American Airlines Group, Inc., 5.5%, 10/1/2019	(a)	693,000
2,150	M	Fly Leasing, Ltd., 6.75%, 12/15/2020		2,211,490
1,111	M	Mobile Mini, Inc., 7.875%, 12/1/2020		1,155,440
				6,953,235
		Utilities-2.6%
		AES Corp.:
525	M	8%, 6/1/2020		580,125
2,525	M	7.375%, 7/1/2021		2,588,125
1,375	M	5.5%, 3/15/2024		1,234,062
1,275	M	ContourGlobal Power Holdings SA, 7.125%, 6/1/2019	(a)	1,214,437
2,100	M	Dynegy, Inc., 7.375%, 11/1/2022		1,837,500
529	M	Indiantown Cogeneration Utilities, LP, 9.77%, 12/15/2020		594,954
3,075	M	InterGen NV, 7%, 6/30/2023	(a)	2,452,312
1,425	M	NRG Energy, Inc., 6.25%, 5/1/2024		1,204,410
2,698	M	NSG Holdings, LLC, 7.75%, 12/15/2025	(a)	2,927,013
1,425	M	Talen Energy Supply, LLC, 6.5%, 6/1/2025	(a)	947,625
850	M	Terraform Global Operating, LLC, 9.75%, 8/15/2022	(a)	682,125
925	M	Terraform Power Operating, LLC, 5.875%, 2/1/2023	(a)	770,063
				17,032,751
		Waste Management-.9%
2,050	M	ADS Waste Holdings, Inc., 8.25%, 10/1/2020		2,075,625
		Covanta Holding Corp.:
1,200	M	7.25%, 12/1/2020		1,242,000
2,225	M	6.375%, 10/1/2022		2,225,000
				5,542,625
		Wireless Communications-3.8%
		Level 3 Financing, Inc.:
813	M	6.125%, 1/15/2021		843,487
575	M	5.125%, 5/1/2023	(a)	572,844
2,375	M	MetroPCS Wireless, Inc., 6.625%, 11/15/2020		2,474,726
		Neptune Finco Corp.:
650	M	10.125%, 1/15/2023	(a)	679,250
1,250	M	6.625%, 10/15/2025	(a)	1,303,125
650	M	10.875%, 10/15/2025	(a)	682,500
		Sprint Nextel Corp.:
925	M	9.125%, 3/1/2017		943,500
600	M	8.375%, 8/15/2017		591,900
4,350	M	7%, 8/15/2020		3,371,250
2,200	M	6%, 11/15/2022		1,556,500
		T-Mobile USA, Inc.:
5,225	M	6.25%, 4/1/2021		5,394,813
2,725	M	6.625%, 4/1/2023		2,786,313
1,850	M	UPCB Finance IV, Ltd., 5.375%, 1/15/2025	(a)	1,752,875
1,940	M	UPCB Finance V, Ltd., 7.25%, 11/15/2021	(a)	2,067,992
				25,021,075
Total Value of Corporate Bonds (cost $610,447,499)				576,984,285
		LOAN PARTICIPATIONS+-8.2%
		Aerospace/Defense-.5%
3,089	M	TransDigm, Inc., 3.75%, 2/28/2020		2,993,032
		Automotive-.2%
1,502	M	CS Intermediate Holdco 2, LLC, 4%, 4/4/2021		1,488,981
		Building Materials-.4%
2,794	M	Builders FirstSource, Inc., 6%, 7/29/2022		2,772,631
		Chemicals-.4%
2,509	M	Axalta Coating Systems Dutch Holdings BBV, 3.75%, 2/1/2020		2,491,475
		Energy-.2%
2,225	M	Jonah Energy, LLC, 7.5%, 5/12/2021		1,412,875
		Food/Drug-1.5%
		Albertson's LLC,:
1,975	M	5.5%, 12/21/2022	(b)	1,966,770
2,095	M	5.5%, 3/21/2019		2,087,840
3,215	M	Rite Aid Corp., 4.875%, 6/21/2021		3,213,660
2,809	M	Supervalu, Inc., 4.5%, 3/21/2019		2,780,379
				10,048,649
		Food/Tobacco-.1%
550	M	B&G Foods, Inc., 3.75%, 11/2/2022		549,771
		Gaming/Leisure-.2%
1,531	M	Seminole Hard Rock Entertainment, Inc., 3.5%, 5/14/2020		1,503,962
		Health Care-.9%
		Community Health Systems, Inc.:
603	M	3.75%, 12/31/2019		588,068
1,109	M	4%, 1/27/2021		1,090,347
3,482	M	ConvaTec, Inc., 4.25%, 6/15/2020		3,417,203
773	M	Sterigenics-Nordion Holdings, LLC, 4.25%, 5/16/2022		755,669
				5,851,287
		Information Technology-1.7%
1,440	M	ARRIS Enterprises, Inc., 3.25%, 4/17/2020		1,416,274
4,950	M	Avago Technologies Cayman, Ltd., 3.75%, 5/6/2021	(b)	4,912,875
2,387	M	Dell International, LLC, 3.75%, 10/29/2018		2,380,657
2,225	M	Match Group, Inc., 5.5%, 11/16/2022		2,208,312
				10,918,118
		Media-Cable TV-.5%
3,500	M	CSC Holdings, LLC, 5%, 10/9/2022		3,504,375
		Media-Diversified-.5%
3,137	M	Tribune Media Co., 3.75%, 12/27/2020		3,096,560
		Retail-General Merchandise-.5%
3,093	M	Restaurant Brands, Inc., 3.75%, 12/10/2021		3,071,882
		Services-.2%
798	M	Allied Security Holdings, LLC, 4.25%, 2/12/2021		780,919
598	M	Brickman Group, Ltd., LLC, 4.0%, 12/18/2020		580,529
				1,361,448
		Utilities-.4%
2,562	M	Calpine Corp., 3.5%, 5/27/2022		2,475,653
Total Value of Loan Participations (cost $54,756,828)				53,540,699
		PASS-THROUGH CERTIFICATES-.8%
		Transportation
4,868	M	American Airlines 13-2 B PTT, 5.6%, 1/15/2022 (cost $4,968,173)	(a)	4,971,612
		SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.7%
11,000	M	Federal Home Loan Bank, 0.12%, 1/14/2016 (cost $10,999,523)		10,999,571
Total Value of Investments (cost $681,172,023)		99.1%		646,496,167
Other Assets, Less Liabilities		.9		6,110,674
Net Assets		100.0%		$652,606,841

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at December 31, 2015.

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2015, the Fund held one hundred and fifty four 144A securities with an aggregate value of
$260,501,806 representing 39.9% of the Fund's net assets.

(b)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

Summary of Abbreviations:
PTT	Pass-Through Trust

At December 31, 2015, the cost of investments for federal income tax purposes was $681,188,711. Accumulated net unrealized depreciation on investments was $34,692,544, consisting of $4,459,828 gross unrealized appreciation and $39,152,372 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$576,984,285	$-	$576,984,285
Loan Participations	-	53,540,699	-	53,540,699
Pass-Through Certificates	-	4,971,612	-	4,971,612
Short-Term U.S Government
Agency Obligations	-	10,999,571	-	10,999,571
Total Investments in Securities*	$-	$646,496,167	$-	$646,496,167

* The Portfolio of Investments provides information on the industry categorization of corporate bonds, loan participations and pass-through certificates.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
BALANCED INCOME FUND
December 31, 2015

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-36.7%
			Consumer Discretionary-3.8%
2,300			American Eagle Outfitters, Inc.		35,650
2,600			Ford Motor Company		36,634
1,000			Johnson Controls, Inc.		39,490
600			L Brands, Inc.		57,492
1,450			Newell Rubbermaid, Inc.		63,916
1,450			Regal Entertainment Group - Class "A"		27,362
2,900			Stein Mart, Inc.		19,517
1,050			Tupperware Brands Corporation		58,433
250			Whirlpool Corporation		36,718
400			Wyndham Worldwide Corporation		29,060
					404,272
			Consumer Staples-5.9%
2,100			Altria Group, Inc.		122,241
1,300			Coca-Cola Company		55,848
1,950			Koninklijke Ahold NV (ADR)		41,213
1,150			Nu Skin Enterprises, Inc. - Class "A"		43,573
1,000			PepsiCo, Inc.		99,920
1,450			Philip Morris International, Inc.		127,470
550			Procter & Gamble Company		43,676
1,000			Sysco Corporation		41,000
900			Wal-Mart Stores, Inc.		55,170
					630,111
			Energy-1.7%
200			Chevron Corporation		17,992
300			ExxonMobil Corporation		23,385
350			Marathon Petroleum Corporation		18,144
250			Occidental Petroleum Corporation		16,902
700			PBF Energy, Inc. - Class "A"		25,767
200			Phillips 66		16,360
600			Royal Dutch Shell PLC - Class "A" (ADR)		27,474
200			Schlumberger, Ltd.		13,950
850			Suncor Energy, Inc.		21,930
					181,904
			Financials-5.5%
400			ACE, Ltd.		46,740
450			Ameriprise Financial, Inc.		47,889
1,000			Berkshire Hills Bancorp, Inc.		29,110
2,300			Brixmor Property Group, Inc. (REIT)		59,386
1,000			Discover Financial Services		53,620
2,600			FelCor Lodging Trust, Inc. (REIT)		18,980
1,000			JPMorgan Chase & Company		66,030
550			PNC Financial Services Group, Inc.		52,421
2,800			Sunstone Hotel Investors, Inc. (REIT)		34,972
1,100			Tanger Factory Outlet Centers, Inc. (REIT)		35,970
1,300			U.S. Bancorp		55,471
1,450			Urstadt Biddle Properties, Inc. (REIT)		27,898
800			Waddell & Reed Financial, Inc. - Class "A"		22,928
800			Wells Fargo & Company		43,488
					594,903
			Health Care-4.8%
1,550			Abbott Laboratories		69,610
1,600			AbbVie, Inc.		94,784
1,750			GlaxoSmithKline, PLC (ADR)		70,612
1,000			Johnson & Johnson		102,720
1,250			Merck & Company, Inc.		66,025
3,600			Pfizer, Inc.		116,208
					519,959
			Industrials-4.0%
700			3M Company		105,448
400			Altra Industrial Motion Corporation		10,032
1,600			General Electric Company		49,840
600			Honeywell International, Inc.		62,142
450			Lockheed Martin Corporation		97,717
2,400		*	TAL International Group, Inc.		38,160
1,300			Textainer Group Holdings, Ltd.		18,343
800			Tyco International, PLC		25,512
300			United Technologies Corporation		28,821
					436,015
			Information Technology-5.7%
1,200			Apple, Inc.		126,312
2,850			Cisco Systems, Inc.		77,392
2,900			HP, Inc.		34,336
1,300			Intel Corporation		44,785
300			International Business Machines Corporation		41,286
1,900			Maxim Integrated Products, Inc.		72,200
1,950			Microsoft Corporation		108,186
1,450			QUALCOMM, Inc.		72,478
1,500			Symantec Corporation		31,500
					608,475
			Materials-.8%
600			International Paper Company		22,620
300			Praxair, Inc.		30,720
700			RPM International, Inc.		30,842
					84,182
			Telecommunication Services-1.5%
2,600			AT&T, Inc.		89,466
1,600			Verizon Communications, Inc.		73,952
					163,418
			Utilities-3.0%
1,250			AGL Resources, Inc.		79,762
900			Black Hills Corporation		41,787
800			Duke Energy Corporation		57,112
1,300			Exelon Corporation		36,101
1,800			NiSource, Inc.		35,118
700			SCANA Corporation		42,343
700			WEC Energy Group, Inc.		35,917
					328,140
Total Value of Common Stocks (cost $3,881,286)					3,951,379
			CORPORATE BONDS-24.0%
			Automotive-1.0%
$100	M		Johnson Controls, Inc., 5%, 3/30/2020		107,084
			Chemicals-1.0%
100	M		Dow Chemical Co., 4.25%, 11/15/2020		104,906
			Financial Services-3.9%
100	M		American International Group, Inc., 3.75%, 7/10/2025		99,303
100	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020		110,959
100	M		Berkshire Hathaway, Inc., 3.4%, 1/31/2022		105,478
100	M		General Electric Capital Corp., 3.1%, 1/9/2023		101,597
					417,337
			Financials-6.9%
100	M		Bank of America Corp., 5.875%, 2/7/2042		117,124
100	M		Capital One Financial Corp., 3.75%, 4/24/2024		100,824
100	M		Citigroup, Inc., 4.5%, 1/14/2022		107,248
100	M		Goldman Sachs Group, Inc., 3.625%, 1/22/2023		101,292
100	M		JP Morgan Chase & Co., 4.5%, 1/24/2022		107,947
100	M		Morgan Stanley, 5.5%, 7/28/2021		112,173
100	M		Wells Fargo & Co., 3.9%, 5/1/2045	(a)	92,444
					739,052
			Food/Drug-.9%
100	M		CVS Health Corp., 3.875%, 7/20/2025		102,256
			Health Care-.9%
100	M		Gilead Sciences, Inc., 3.65%, 3/1/2026		100,973
			Information Technology-1.8%
100	M		Apple, Inc., 2.5%, 2/9/2025		95,605
100	M		Oracle Corp., 2.95%, 5/15/2025		97,537
					193,142
			Media-Broadcasting-1.8%
100	M		Comcast Corp., 4.25%, 1/15/2033		98,439
100	M		DirecTV Holdings, LLC, 3.8%, 3/15/2022		100,770
					199,209
			Real Estate Investment Trusts-.9%
100	M		Simon Property Group, LP, 3.375%, 10/1/2024		101,057
			Retail-General Merchandise-1.0%
100	M		Amazon.com, Inc., 4.8%, 12/5/2034		105,613
			Transportation-1.0%
100	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		105,861
			Utilities-2.9%
100	M		Dominion Resources, Inc., 3.9%, 10/1/2025		100,305
100	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044		97,939
100	M		Ohio Power Co., 5.375%, 10/1/2021		111,448
					309,692
Total Value of Corporate Bonds (cost $2,609,283)					2,586,182
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-12.4%
			Fannie Mae
$300	M		4%, 1/13/2046	(a)	317,475
987	M		3.5%, 9/1/2045 - 9/1/2045		1,019,591
Total Value of Residential Mortgage-Backed Securities (cost $1,353,812)					1,337,066
			U.S. GOVERNMENT OBLIGATIONS-10.0%
1,075	M		U.S. Treasury Notes, 0.3372%, 7/31/2017 (cost $1,073,873)		1,073,348
			EXCHANGE TRADED FUNDS-2.4%
3,150			iShares iBoxx USD High Yield Corporate Bond ETF (ETF) (cost $255,900)		253,827
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-11.1%
700	M		Federal Home Loan Bank, 0.18%, 1/27/2016		699,938
500	M		Freddie Mac, 0.33%, 4/15/2016		499,518
Total Value of Short-Term U.S Government Agency Obligations (cost $1,199,428)					1,199,456
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-2.3%
250	M		U.S. Treasury Bills, 0.232%, 4/14/2016 (cost $249,832)		249,877
Total Value of Investments (cost $10,623,414)			98.9%		10,651,135
Other Assets, Less Liabilities			1.1		117,010
Net Assets			100.0%		$10,768,145

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust
USD	United States Dollar

At December 31, 2015, the cost of investments for federal income tax purposes was $10,623,414. Accumulated net unrealized appreciation on investments was
$27,721, consisting of $126,281 gross unrealized appreciation and $98,560 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,951,379	$-	$-	$3,951,379
Corporate Bonds	-	2,586,181	-	2,586,181
Residential
Mortgage-Backed Securities	-	1,337,066	-	1,337,066
U.S. Government Obligations	-	1,073,348	-	1,073,348
Exchange Traded Funds	253,827	-	-	253,827
Short-Term U.S. Government
Agency Obligations	-	1,199,456	-	1,199,456
Short-Term U.S. Government
Obligations	-	249,878	-	249,878
Total Investments in Securities*	$4,205,206	$6,445,929	$-	$10,651,135

*The Portfolio of Investments provides information on the industry categorization of common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2015. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities, other than short-term debt securities held by the Cash Management Fund, are priced based upon valuations that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees ("the Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc.'s ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 under the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. The underlying Funds in which Strategic Income Fund invests are also categorized in Level 1. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates, loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost by the Cash Management Fund are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of December 31, 2015, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives-Some of the Funds may invest in derivatives such as futures contracts and options on futures contracts ("options"), to increase income, hedge against changes in interest rates or enhance potential return.

The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds' investment adviser, FIMCO to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

For the period ended December 31, 2015, the Funds had no open investments in futures contracts or options.

Foreign Exchange Contracts-The International Opportunities Bond Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Fund may invest in them in order to hedge its currency exposure in bond positions or to gain currency exposure held by the Fund. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund's assets. During the period, the Fund used currency forwards to hedge currency exposure from certain bonds as well as to gain currency exposure in certain countries.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

Date: February 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Income Funds

By /S/ William Lipkus

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: February 24, 2016